Segments (Details) - Schedule of Total Assets	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Total Assets [Line Items]
Total Assets	¥ 1,031,010,621	$ 145,567,457	¥ 1,260,341,366
AR advertising services [Member]
Schedule of Total Assets [Line Items]
Total Assets	551,391,408	77,850,455	1,071,603,048
AR entertainment [Member]
Schedule of Total Assets [Line Items]
Total Assets	471,845,963	66,619,504	9,504,306
Semiconductor business [Member]
Schedule of Total Assets [Line Items]
Total Assets	¥ 7,773,250	$ 1,097,498	¥ 179,234,012